SHARE-BASED COMPENSATION (Details) - Schedule of Fair Value Options Granted Using Black- Scholes Option Pricing Model	12 Months Ended
Dec. 31, 2024
Schedule of Options Granted [Line Items]
Expected volatility	74.82%
Expected time (years)	2 years 3 months
Probability of other liquidation events	33.00%
Expected return on Equity	22.00%
IPO [Member]
Schedule of Options Granted [Line Items]
Probability of an IPO scenario (including de-SPAC transaction)	67.00%
Expected time (years)	1 month 19 days